Notes Payable (Details) - Schedule of notes payable - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Unsecured Notes Payable [Member]
Dividends Payable [Line Items]
Principal amount	$ 1,063,920	$ 1,116,934
Less: current portion	(802,054)	(855,158)
Notes payable - long term portion	261,866	261,776
Principal amount – current portion	802,054	855,158
Less: unamortized debt discount	(13,682)
Notes payable, net	788,372	855,158
Secured Notes Payable [Member]
Dividends Payable [Line Items]
Principal amount		400,000
Less: unamortized debt discount		(61,075)
Secured notes payable, net		$ 338,925